Schedule IV - Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Life Insurance in Force
Direct amount	$ 13,764.2	$ 38,709.9	$ 59,075.0
Ceded to other Companies	13,151.7	38,055.1	58,373.3
Assumed from other Companies	483.3	514.2	549.4
Net amount	$ 1,095.8	$ 1,169.0	$ 1,251.1
Percentage of amount assumed to net	44.10%	44.00%	43.90%
Premiums:
Direct amount	$ 363.8	$ 750.4	$ 954.9
Ceded to other Companies	362.6	750.2	953.7
Assumed from other Companies	3.9	4.6	4.3
Net earned premiums	$ 5.1	$ 4.8	$ 5.5
Percentage of amount assumed to net	76.50%	95.80%	78.20%
Benefits:
Direct policyholder benefits	$ 649.0	$ 763.3	$ 853.1
Ceded to other Companies	605.0	714.6	807.9
Assumed from other Companies	12.6	14.4	13.4
Net policyholder benefits	$ 56.6	$ 63.1	$ 58.6
Percentage of amount assumed to net	22.30%	22.80%	22.90%
Life insurance
Premiums:
Direct amount	$ 101.3	$ 185.8	$ 239.4
Ceded to other Companies	99.5	184.3	237.3
Assumed from other Companies	2.6	2.9	3.1
Net earned premiums	$ 4.4	$ 4.4	$ 5.2
Percentage of amount assumed to net	59.10%	65.90%	59.60%
Benefits:
Direct policyholder benefits	$ 275.7	$ 294.6	$ 345.6
Ceded to other Companies	231.8	246.0	304.3
Assumed from other Companies	12.5	13.9	13.1
Net policyholder benefits	$ 56.4	$ 62.5	$ 54.4
Percentage of amount assumed to net	22.20%	22.20%	24.10%
Accident and health insurance
Premiums:
Direct amount	$ 262.5	$ 564.6	$ 715.5
Ceded to other Companies	263.1	565.9	716.4
Assumed from other Companies	1.3	1.7	1.2
Net earned premiums	$ 0.7	$ 0.4	$ 0.3
Percentage of amount assumed to net	185.70%	425.00%	400.00%
Benefits:
Direct policyholder benefits	$ 373.3	$ 468.7	$ 507.5
Ceded to other Companies	373.2	468.6	503.6
Assumed from other Companies	0.1	0.5	0.3
Net policyholder benefits	$ 0.2	$ 0.6	$ 4.2
Percentage of amount assumed to net	50.00%	83.30%	7.10%